Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
General and administrative expenses	$ 417,642	$ 152,038	$ 859,747	$ 354,066
Loss from operations	(417,642)	(152,038)	(859,747)	(354,066)
Other income:
Interest earned on investments held in Trust Account	299,353	694,056	2,230,500	609,787
(Loss) income before income taxes	(118,289)	542,018	1,370,753	255,721
Income taxes provision
Net (loss) income	$ (118,289)	$ 542,018	$ 1,370,753	$ 255,721
Class A Ordinary Shares [Member]
Other income:
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B ordinary shares (in Shares)	2,930,233	5,750,000	5,039,264	1,387,978
Diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares) (in Shares)	2,930,233	5,750,000	5,039,264	1,387,978
Basic and diluted net loss per share, non-redeemable Class A and Class B ordinary shares (in Dollars per share)	$ 0.08	$ 0.13	$ 0.44	$ 0.56
Diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share) (in Dollars per share)	$ 0.08	$ 0.13	$ 0.44	$ 0.56
Non-Redeemable Class A and Class B Ordinary Shares [Member]
Other income:
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B ordinary shares (in Shares)	1,895,500	1,895,500	1,895,500	1,548,308
Diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares) (in Shares)	1,895,500	1,895,500	1,895,500	1,548,308
Basic and diluted net loss per share, non-redeemable Class A and Class B ordinary shares (in Dollars per share)	$ (0.18)	$ (0.11)	$ (0.44)	$ (0.34)
Diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share) (in Dollars per share)	$ (0.18)	$ (0.11)	$ (0.44)	$ (0.34)